Debt (Tables) - LGM Enterprises LLC [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Schedule of Company's Outstanding Short-Term Loans Payable
The components of the Company’s outstanding short-term loans payable consisted of the following:

	Weighted average interest rates	September 30, 2023	December 31, 2022
Short-term notes payable
Bank 2	7.5%	14,400	3,756
Less: Unamortized debt issuance costs		(75)	(52)

Total short-term notes payable		$14,325	$3,704

The components of the Company’s outstanding short-term loan payable consisted of the following:

	Weighted average interest rates(1)	December 31,
		2022	2021
Short-term notes payable
Third-party lender 1	9.0%	—	$5,175
Bank 2	6.5%	$3,756	—
Less: Unamortized debt issuance costs		(52)	(78)

Total short-term notes payable		$3,704	$5,097

Schedule of Company's Outstanding Long-Term Debt
The components of the Company’s outstanding long-term debt consisted of the following:

	Interest Rates		September 30, 2023	December 31, 2022	Maturity Dates
	September 30, 2023	December 31, 2022			September 30, 2023	December 31, 2022
Long-term notes payable with banks for the purchase of aircrafts
Bank 1	4.0% - 5.5%	4.0% - 5.5%	$17,305	$24,275	Dec 2023 - Sep 2026	Aug 2023 - Sep 2026
Bank 2	4.0% - 6.3%	4.0% - 6.3%	14,211	15,518	Dec 2025 - Jun 2028	Jun 2023 - Nov 2027
Bank 3	3.5% Fixed - 2.3% + SOFR**	3.5% Fixed - 2.3% + LIBOR	7,980	8,721	Oct 2023 - Oct 2026	Apr 2023 - Oct 2026
Bank 4	2.9% + SOFR**	2.8% + LIBOR	4,186	4,440	Sep 2024 - Dec 2024	Sep 2024 - Dec 2024
Bank 5	5.3% - 6.0%*	5.3% - 6.0%*	3,873	4,204	Jul 2030 - Sep 2030	Jul 2030 - Sep 2030
Bank 6	5.4%	5.4%	1,912	2,114	Jan 2024	Jan 2024
Bank 7	4.0%	4.0%	1,127	1,320	Sep 2027	Sep 2027
Long-term notes payable with financial institutions for the purchase of aircrafts
Financial Institution 1	0.25% + Schwab Loan Rate	5.3%	3,380	3,650	Dec 2027	Dec 2027
Financial Institution 2	3.6% - 7.0%	3.6% - 7.0%	9,905	17,882	Mar 2026 - Jun 2027	Mar 2026 - Jun 2027
Financial Institution 3	9.0%	n/a	22,852	—	Sep 2033	n/a
Credit facility with financial institutions for the purchase of aircrafts	1.3% + SOFR** -	2.3% + LIBOR -
Financial Institution 4	2.8% + SOFR**	2.8% + SOFR**	86,394	32,153	See disclosure below	See disclosure below
Convertible Notes	10.0%	10.0%	93,384	86,816	See disclosure below	See disclosure below
Other long-term debt payable
EID loan			118	122	See disclosure below	See disclosure below
Long-term debt from VIEs			42,118	46,403
Total Long-term notes payable			308,745	247,618
Less: Unamortized debt issuance costs and debt discount			(1,045)	(1,717)
Less: current portion			(84,839)	(23,581)

Long-term notes payable, non-current portion			$222,861	$222,320

*
The payment terms dictate that the Note shall bear interest at a rate equal to the Prime Rate plus 275 basis points with an initial interest rate set at 6% based on the Prime Rate and Loan Spread at the time of the agreement. The interest rate is to be adjusted every 5 years and be based on the Prime Rate published as of the date plus the Loan Spread.

**	SOFR is defined as “Secured Overnight Financing Rate”

The components of the Company’s outstanding long-term debt consisted of the following:

	Interest Rates		December 31,		Maturity dates
	2022	2021	2022	2021	2022	2021
Long-term notes payable with banks for the purchase of aircrafts
Bank 1	4.0% - 5.5%	4.0%	$24,275	$18,391	Aug 2023 - Sep 2026	Aug 2023 - Sep 2026
Bank 2	4.0% - 6.25%	4.0%	$15,518	$11,956	June 2023 - Nov 2027	Nov 2022 - July 2026
Bank 3	3.5% Fixed - 2.2% + LIBOR	2.2% + LIBOR	$8,721	$8,162	April 2023 - Oct 2026	April 2023 - Oct 2026
Bank 4	2.8% + LIBOR	2.8% + LIBOR	$4,440	$4,799	Sep 2024 - Dec 2024	Sep 2024 - Dec 2024
Bank 5	5.3% -6.0% + LIBOR*	5.3% -6.0% + LIBOR*	$4,204	$4,625	July 2030 - Sep 2030	July 2030 - Sep 2030
Bank 6	n/a	4.2%	$—	$2,350	n/a	June 2022
Bank 7	n/a	2.75% +LIBOR	$—	$2,109	n/a	Dec 2022
Bank 8	5.4%	5.4%	$2,114	$2,370	Jan 2024	Jan 2024
Bank 9	n/a	3.5%	$—	$1,576	n/a	April 2026
Bank 10	4.0%	3.0%	$1,320	$1,571	Sep 2027	May 2022

Long-term notes payable with financial institutions for the purchase of aircrafts
Financial Institution 1	5.3%	1.0%	$3,650	$4,040	Dec 2027	Dec 2027
Financial Institution 2	n/a	3% + LIBOR	$—	$1,137	n/a	Feb 2022
Financial Institution 3	3.6% - 7.0%	3.6%	$17,882	$1,420	Mar 2026 - June 2027	Dec 2026

Credit facility with financial institutions for the purchase of aircrafts	2.3% +LIBOR -
Financial Institution 4	2.8% + SOFR**	2.3%+LIBOR	$32,153	$15,395	See disclosure below	See disclosure below
Convertible Notes	10.0%	n/a	$86,816	—	See disclosure below	See disclosure below
Other long-term debt payable EID loan			$122	$122	See disclosure below	See disclosure below
Long-term debt from VIEs			$46,403	$42,918
Total Long-term notes payable			$247,618	$122,941
Less: Unamortized debt issuance costs and debt discount			(1,717)	(181)

Less: current portion			(23,581)	(20,424)

Long-term notes payable, non-current portion			$222,320	$102,336

*
The payment terms dictate that the Note shall bear interest at a rate equal to the Prime Rate plus 275 basis points with an initial interest rate set at 6% based on the Prime Rate and Loan Spread at the time of the agreement. The interest rate is to be adjusted every 5 years and be based on the Prime Rate published as of the date plus the Loan Spread.

**	SOFR is defined as “Secured Overnight Financing Rate”

Schedule of Long-Term Debt Agreements
The table below presents the Company’s contractual principal payments (not including debt issuance costs) as of September 30, 2023 under then-outstanding long-term debt agreements in each of the next five calendar years (does not include VIE loans):

Fiscal year	Amount
2023 (remaining)	$9,900
2024	79,195
2025	19,437
2026	23,084
2027	23,886
2028 and beyond	111,125

266,627
Long-term notes payable from VIE	42,118

Total long-term notes payable	$308,745

The table below presents the Company’s contractual principal payments (not including debt issuance costs) at December 31, 2022 under then-outstanding long-term debt agreements in each of the next five calendar years (does not include VIE loans):

Fiscal year	Amount
2023	17,740
2024	21,799
2025	18,649
2026	26,014
2027	28,070
2028 and beyond	88,943

$201,215

Long-term notes payable from VIE	46,403

Total long-term notes payable	247,618